Earnings per share (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Basic earnings per share
Net income	$3,577	$4,296	$11,925	$12,158
Dividends on preferred shares and distributions on other equity instruments	(58)	(55)	(180)	(189)
Net income attributable to non-controlling interests	(2)	(4)	(7)	(7)
Net income available to common shareholders	$3,517	$4,237	$11,738	$11,962
Weighted average number of common shares (in thousands)	1,396,381	1,424,614	1,409,292	1,424,278
Basic earnings per share (in dollars)	$2.52	$2.97	$8.33	$8.40
Diluted earnings per share
Net income available to common shareholders	$3,517	$4,237	$11,738	$11,962
Weighted average number of common shares (in thousands)	1,396,381	1,424,614	1,409,292	1,424,278
Stock options (1)	1,680	1,987	2,039	1,596
Issuable under other share-based compensation plans	606	597	603	674
Average number of diluted common shares (in thousands)	1,398,667	1,427,198	1,411,934	1,426,548
Diluted earnings per share (in dollars)	$2.51	$2.97	$8.31	$8.39

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three month
s
ended July 31, 2022, an average of 1,181,140 outstanding options with an average exercise price of $129.99 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2022, no outstanding options were excluded from the calculation of diluted earnings per share. For the three and nine months ended July 31, 2021, no outstanding options were excluded from the calculation of diluted earnings per share.